UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Vermillion Asset Management, LLC
Address:        267 Fifth Avenue, 7th Floor
                New York, NY 10016

Form 13F File Number: 28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Zuech
Title:     Chief Compliance Officer
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/ Christopher Zuech      New York, NY     August 10, 2010

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                             0

Form 13F Information Table Entry Total                        35

Form 13F Information Table Value Total:     $474,840 (thousands)

List of Other Included Managers: None

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
Column 1                               Column 2     Column 3   Column 4          Column 5     Column 6   Column 7     Column 8

                                                                         Shares or
                                       Title                    Value    Principal SH/  PUT/  Investment   Other   Voting Authority
Name of Issuer                        of Class        Cusip   (x$1,000)    Amount  PRN  CALL  Discretion  Managers Sole Shared None
--------------------------------      ---------     ---------  --------  --------- ---  ----  ----------  -------- ---- ------ ----

APACHE CORP COM                          COM        037411105       674     8,000  SH             SOLE      None
BEMIS INC COM                            COM        081437105       599    22,200  SH             SOLE      None
CME GROUP INC COM                        COM        12572Q105     2,252     8,000  SH             SOLE      None
DIAMOND OFFSHORE DRILLING IN COM         COM        25271C102       423     6,800  SH             SOLE      None
EQT CORP COM                             COM        26884L109       788    21,800  SH             SOLE      None
GAP INC DEL COM                          COM        364760108       780    40,100  SH             SOLE      None
HEINZ H J CO COM                         COM        423074103       398     9,200  SH             SOLE      None
ITT CORP NEW COM                         COM        450911102       750    16,700  SH             SOLE      None
ISHARES INC MSCI BRAZIL                  MSCI B     464286400     7,729   125,000  SH             SOLE      None
ISHARES INC MSCI BRAZIL                  CALL       464286400     3,456    55,900        CALL     SOLE      None
ISHARES INC MSCI BRAZIL                  PUT        464286400    24,732   400,000        PUT      SOLE      None
ISHARES INC MSCI BRAZIL                  CALL       464286400    27,824   450,000        CALL     SOLE      None
ISHARES TR INDEX FTSE XNHUA IDX          ISHARE     464287184     1,370    35,000  SH             SOLE      None
ISHARES TR INDEX FTSE XNHUA IDX          PUT        464287184     8,804   225,000        PUT      SOLE      None
ISHARES TR INDEX FTSE XNHUA IDX          CALL       464287184    18,743   479,000        CALL     SOLE      None
ISHARES SILVER TRUST ISHARES             PUT        46428Q109     1,821   100,000        PUT      SOLE      None
ISHARES SILVER TRUST ISHARES             CALL       46428Q109     2,732   150,000        CALL     SOLE      None
ISHARES SILVER TRUST ISHARES             PUT        46428Q109     9,105   500,000        PUT      SOLE      None
KRAFT FOODS INC CL A                     CL A       50075N104       482    17,200  SH             SOLE      None
LOWES COS INC COM                        COM        548661107       751    36,800  SH             SOLE      None
ROWAN COS INC COM                        COM        779382100       362    16,500  SH             SOLE      None
SPDR GOLD TRUST GOLD SHS                 GOLD S     78463V107    82,742   680,000  SH             SOLE      None
SPDR GOLD TRUST GOLD SHS                 PUT        78463V107    54,756   450,000        PUT      SOLE      None
SPDR GOLD TRUST GOLD SHS                 CALL       78463V107    57,190   470,000        CALL     SOLE      None
SPDR GOLD TRUST GOLD SHS                 CALL       78463V107   121,680 1,000,000        CALL     SOLE      None
UNITED STATES OIL FUND LP UNITS          UNITS      91232N108     6,561   193,200  SH             SOLE      None
UNITED STATES OIL FUND LP UNITS          CALL       91232N108       693    20,400        CALL     SOLE      None
UNITED STATES OIL FUND LP UNITS          CALL       91232N108     1,328    39,100        CALL     SOLE      None
UNITED STATES OIL FUND LP UNITS          CALL       91232N108     2,499    73,600        CALL     SOLE      None
UNITED STATES OIL FUND LP UNITS          CALL       91232N108     6,792   200,000        CALL     SOLE      None
UNITED STATES OIL FUND LP UNITS          PUT        91232N108     6,816   200,700        PUT      SOLE      None
UNITED STATES OIL FUND LP UNITS          CALL       91232N108    16,980   500,000        CALL     SOLE      None
WILLIAMS COS INC DEL COM                 COM        969457100       777    42,500  SH             SOLE      None
WORTHINGTON INDS INC COM                 COM        981811102       757    58,900  SH             SOLE      None
XCEL ENERGY INC COM                      COM        98389B100       695    33,700  SH             SOLE      None

                                                                474,840
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